Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 07, 2011
Registrant Name	dei_EntityRegistrantName	SunAmerica Specialty Series
Central Index Key	dei_EntityCentralIndexKey	0001274768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 07, 2011
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFAX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFCX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFWX